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October 23, 2018

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 410 (the “Fund”)

(File No. 333-227457) (CIK# 1753782)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 21, 2018. We received comments from the staff of the Commission in a letter dated October 11, 2018 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the first sentence in the last paragraph under “Investment Summary—Principal Investment Strategy” be revised so that the investment policy is at least 80% of the Trust’s net assets will be invested in strong companies. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that disclosure be added under “Investment Summary—Principal Risk Considerations” describing the risk that securities selected by the Trust may not perform well even though the Sponsor selected the securities using criteria that it believes are indicators of company strength. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that disclosure be added under “Investment Summary—Example” explaining how accompanying sales charges incurred upon a rollover are treated in the Example. The prospectus has been updated in accordance with this comment.

Comment 4

The comment requested that disclosure be added under “Investment Summary—Fee Table” describing how the creation and development fee will only be assessed to units outstanding at the end of the initial offering period. The prospectus has been updated in accordance with this comment.

Comment 5

The comment requests that if the Trust will be concentrated any industries, that the prospectus add disclosure appropriate disclosure to the “Investment Summary—Principal Investment Strategy,” “Investment Summary—Principal Risk Considerations,” and “Risk Considerations” sections of the prospectus. If the final portfolio includes a concentration in any industry, appropriate disclosures will be added to the prospectus.

Comment 6

The comment requested that the final S-6 filing include the disclosure required by Form S-6 Instruction 3(a)(3). We confirm that the final S-6 filing will include that disclosure.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on November 21, 2018, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP